Additional Cash Flow Disclosures - Other Cash Flow Disclosures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Cash Flow Disclosures [Abstract]
Cash interest received	$ 452	$ 190	$ 190
Cash taxes paid	$ 46	$ 35	$ 12